UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09151

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Income Trust

August 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 161.6%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 1.4%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$378	$342,399
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	175	175,856

		$518,255

Education — 28.7%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,177,659
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	545,920
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,288,920
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	856,155
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	551,855
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	481,061
Pennsylvania Higher Educational Facilities Authority, (Temple University), 5.00%, 4/1/35	750	832,365
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	665,862
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	658,182
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	609,644
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/30	750	820,650
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	866,415
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	285,478
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	647,743

		$10,287,909

Escrowed/Prerefunded — 4.9%
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	$315	$352,365
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	220	246,096
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), Prerefunded to 8/15/18, 6.00%, 8/15/26(2)	1,000	1,147,710
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	15	17,244

		$1,763,415

General Obligations — 11.8%
Chester County, 5.00%, 7/15/27	$500	$566,390
Daniel Boone Area School District, 5.00%, 8/15/32	465	506,785
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,208,700
Philadelphia School District, 6.00%, 9/1/38	985	1,098,659
West York Area School District, 5.00%, 4/1/33	750	842,393

		$4,222,927

Hospital — 26.2%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$558,150
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	820,162

Security	Principal Amount (000’s omitted)	Value
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	$750	$860,595
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	511,850
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	809,310
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,485	1,545,350
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	1,095	1,201,554
Montgomery County Higher Education and Health Authority, (Holy Redeemer Health System), 5.00%, 10/1/27	500	542,110
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	281,520
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	748,184
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	297,675
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/34	1,085	1,210,166

		$9,386,626

Housing — 2.6%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$155	$157,080
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	175	181,355
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	585	588,387

		$926,822

Industrial Development Revenue — 12.2%
Delaware County Industrial Development Authority, (Covanta), 5.00%, 7/1/43(3)	$750	$752,985
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	200	219,886
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	810,442
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	286,273
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 6.40%, 12/1/38	425	430,822
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,364,225
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	500	506,865

		$4,371,498

Insured-Education — 8.7%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$544,470
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,105	1,181,853
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	375	414,480
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	967,120

		$3,107,923

Insured-Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,080	$916,283

		$916,283

Insured-Escrowed/Prerefunded — 5.3%
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	$2,000	$1,893,580

		$1,893,580

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 7.0%
Beaver County, (AGM), 5.55%, 11/15/31	$475	$516,368
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	25	27,658
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	750	848,302
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	835,957
Luzerne County, (AGM), 5.00%, 11/15/29	250	276,955

		$2,505,240

Insured-Hospital — 5.2%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$313,995
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,440	1,541,822

		$1,855,817

Insured-Industrial Development Revenue — 1.5%
Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (NPFG), (AMT), 5.00%, 11/1/36	$525	$528,218

		$528,218

Insured-Lease Revenue/Certificates of Participation — 5.0%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$551,600
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,256,913

		$1,808,513

Insured-Special Tax Revenue — 2.5%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$610	$687,427
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,235	195,624

		$883,051

Insured-Transportation — 8.9%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$556,542
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,008,598
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	1,800	1,617,192

		$3,182,332

Insured-Water and Sewer — 1.6%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$561,255

		$561,255

Senior Living/Life Care — 1.4%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$100	$107,639
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	200	202,926
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	200	204,594

		$515,159

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$124,123

		$124,123

Transportation — 17.6%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$516,689
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	315,153
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	450	479,507

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	$1,430	$1,532,674
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,000	1,097,760
Pennsylvania Turnpike Commission, 5.625%, 6/1/29	750	828,848
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	463,345
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	1,080,182

		$6,314,158

Utilities — 1.8%
Philadelphia Gas Works, 5.25%, 8/1/40	$600	$663,726

		$663,726

Water and Sewer — 4.4%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$761,520
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	833,348

		$1,594,868

Total Tax-Exempt Municipal Securities — 161.6% (identified cost $53,920,017)		$57,931,698

Taxable Municipal Securities — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(4)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$7	$7,262

Total Taxable Municipal Securities — 0.0%(4) (identified cost $7,262)		$7,262

Total Investments — 161.6% (identified cost $53,927,279)		$57,938,960

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.1)%		$(21,175,491)

Other Assets, Less Liabilities — (2.5)%		$(918,874)

Net Assets Applicable to Common Shares — 100.0%		$35,844,595

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2015, 29.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 14.7% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2015, the aggregate value of these securities is $752,985 or 2.1% of the Trust’s net assets applicable to common shares.

(4)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,145,554

Gross unrealized appreciation	$4,250,885
Gross unrealized depreciation	(207,479)

Net unrealized appreciation	$4,043,406

A summary of open financial instruments at August 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/15	10 U.S. Long Treasury Bond	Short	$(1,545,372)	$(1,546,250)	$(878)

At August 31, 2015, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $878.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2015, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$57,931,698	$—	$57,931,698
Taxable Municipal Securities	—	7,262	—	7,262
Total Investments	$—	$57,938,960	$—	$57,938,960

Liability Description
Futures Contracts	$(878)	$—	$—	$(878)
Total	$(878)	$—	$—	$(878)

The Trust held no investments or other financial instruments as of November 30, 2014 whose fair value was determined using Level 3 inputs. At August 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 26, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 26, 2015